Financial Liabilities - Promissory Notes (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Promissory Notes Maturing April 2022
Financial Liabilities
Nominal amount of promissory notes (Euros)		€ 3,000
Interest rate		2.50%
Promissory Notes subscribed		€ 119,325
Buy-backs or redemptions		(1,740)
Interest pending accrual		€ (975)
Promissory Notes Maturing April 2023
Financial Liabilities
Nominal amount of promissory notes (Euros)	€ 3,000
Interest rate	3.00%
Promissory Notes subscribed	€ 12,054
Buy-backs or redemptions	(1,938)
Interest pending accrual	€ (1,176)